Share-Based Payments - Summary of Number of Options Outstanding (Detail) shares in Millions, Unit_pure in Millions	12 Months Ended
	Dec. 31, 2024 shares	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about options outstanding [line items]
Options outstanding at the end of December	72.5
Brazil [Member] | Ambev [member]
Disclosure of information about options outstanding [line items]
Options outstanding at 1 January	88.0	99.8	113.8
Options forfeited during the year	(15.5)	(11.8)	(14.0)
Options outstanding at the end of December	72.5	88.0	99.8
AB inBev [member]
Disclosure of information about options outstanding [line items]
Options outstanding at 1 January	75.8	83.2	102.7
Options exercised during the year	0.0	(2.2)	(1.0)
Options forfeited during the year	(2.9)	(1.3)	(14.9)
Options lapsed during the year	(3.7)	(3.9)	(3.6)
Options outstanding at the end of December	69.2	75.8	83.2